Fair Values Of Financial Instruments - Disclosure Sensitivity Analysis for Each of Above Mentioned securities (Details)	12 Months Ended
Dec. 31, 2023
Latest Market Price [member] | + 2% [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage increase in unobservable input, assets	2.00%
Latest Market Price [member] | + 2% [member] | ON ARCOR17 [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible increase in unobservable input assets	2.00%
Latest Market Price [member] | + 2% [member] | On REF2B [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible increase in unobservable input assets	2.00%
Latest Market Price [member] | + 2% [member] | ON BSCNO [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible increase in unobservable input assets	1.91%
Latest Market Price [member] | + 2% [member] | ON PQCLO [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible increase in unobservable input assets	2.19%
Latest Market Price [member] | + 2% [member] | ON TYCYO [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible increase in unobservable input assets	1.74%
Latest Market Price [member] | + 2% [member] | ON WNCFO [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible increase in unobservable input assets	2.10%
Latest Market Price [member] | + 2% [member] | ON WNCGO [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible increase in unobservable input assets	1.95%
Latest Market Price [member] | + 2% [member] | ON WNCJO [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible increase in unobservable input assets	1.90%
Latest Market Price [member] | + 2% [member] | ON WNCKO [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible increase in unobservable input assets	0.07%
Latest Market Price [member] | + 5% [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage increase in unobservable input, assets	5.00%
Latest Market Price [member] | + 5% [member] | ON ARCOR17 [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible increase in unobservable input assets	5.00%
Latest Market Price [member] | + 5% [member] | On REF2B [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible increase in unobservable input assets	5.00%
Latest Market Price [member] | + 5% [member] | ON BSCNO [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible increase in unobservable input assets	4.81%
Latest Market Price [member] | + 5% [member] | ON PQCLO [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible increase in unobservable input assets	5.48%
Latest Market Price [member] | + 5% [member] | ON TYCYO [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible increase in unobservable input assets	4.36%
Latest Market Price [member] | + 5% [member] | ON WNCFO [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible increase in unobservable input assets	5.25%
Latest Market Price [member] | + 5% [member] | ON WNCGO [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible increase in unobservable input assets	4.88%
Latest Market Price [member] | + 5% [member] | ON WNCJO [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible increase in unobservable input assets	4.74%
Latest Market Price [member] | + 5% [member] | ON WNCKO [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible increase in unobservable input assets	3.12%
Latest Market Price [member] | + 10% [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage increase in unobservable input, assets	10.00%
Latest Market Price [member] | + 10% [member] | ON ARCOR17 [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible increase in unobservable input assets	10.00%
Latest Market Price [member] | + 10% [member] | On REF2B [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible increase in unobservable input assets	10.00%
Latest Market Price [member] | + 10% [member] | ON BSCNO [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible increase in unobservable input assets	5.71%
Latest Market Price [member] | + 10% [member] | ON PQCLO [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible increase in unobservable input assets	10.96%
Latest Market Price [member] | + 10% [member] | ON TYCYO [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible increase in unobservable input assets	8.72%
Latest Market Price [member] | + 10% [member] | ON WNCFO [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible increase in unobservable input assets	10.51%
Latest Market Price [member] | + 10% [member] | ON WNCGO [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible increase in unobservable input assets	9.75%
Latest Market Price [member] | + 10% [member] | ON WNCJO [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible increase in unobservable input assets	9.48%
Latest Market Price [member] | + 10% [member] | ON WNCKO [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible increase in unobservable input assets	8.19%
UVA [member] | + 5% [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage increase in unobservable input, assets	5.00%
UVA [member] | + 5% [member] | ON ARCOR17 [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible increase in unobservable input assets	5.00%
UVA [member] | + 5% [member] | On REF2B [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible increase in unobservable input assets	5.00%
UVA [member] | + 5% [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage increase in unobservable input, assets	10.00%
UVA [member] | + 5% [member] | ON ARCOR17 [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible increase in unobservable input assets	10.00%
UVA [member] | + 5% [member] | On REF2B [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible increase in unobservable input assets	10.00%
UVA [member] | + 10% [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage increase in unobservable input, assets	15.00%
UVA [member] | + 10% [member] | ON ARCOR17 [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible increase in unobservable input assets	15.00%
UVA [member] | + 10% [member] | On REF2B [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible increase in unobservable input assets	15.00%
Badlar Privated Rate [Member] | + 5% [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage increase in unobservable input, assets	5.00%
Badlar Privated Rate [Member] | + 5% [member] | ON BSCNO [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible increase in unobservable input assets	0.0811%
Badlar Privated Rate [Member] | + 5% [member] | ON PQCLO [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible increase in unobservable input assets	(0.2928%)
Badlar Privated Rate [Member] | + 5% [member] | ON TYCYO [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible increase in unobservable input assets	0.4139%
Badlar Privated Rate [Member] | + 5% [member] | ON WNCFO [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible increase in unobservable input assets	(0.357%)
Badlar Privated Rate [Member] | + 5% [member] | ON WNCGO [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible increase in unobservable input assets	(0.111%)
Badlar Privated Rate [Member] | + 5% [member] | ON WNCJO [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible increase in unobservable input assets	0.3244%
Badlar Privated Rate [Member] | + 5% [member] | ON WNCKO [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible increase in unobservable input assets	0.5667%
Badlar Privated Rate [Member] | + 10% [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage increase in unobservable input, assets	10.00%
Badlar Privated Rate [Member] | + 10% [member] | ON BSCNO [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible increase in unobservable input assets	0.2416%
Badlar Privated Rate [Member] | + 10% [member] | ON PQCLO [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible increase in unobservable input assets	0.0634%
Badlar Privated Rate [Member] | + 10% [member] | ON TYCYO [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible increase in unobservable input assets	0.8278%
Badlar Privated Rate [Member] | + 10% [member] | ON WNCFO [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible increase in unobservable input assets	0.194%
Badlar Privated Rate [Member] | + 10% [member] | ON WNCGO [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible increase in unobservable input assets	0.2014%
Badlar Privated Rate [Member] | + 10% [member] | ON WNCJO [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible increase in unobservable input assets	0.4777%
Badlar Privated Rate [Member] | + 10% [member] | ON WNCKO [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible increase in unobservable input assets	0.7295%
Badlar Privated Rate [Member] | + 15% [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage increase in unobservable input, assets	15.00%
Badlar Privated Rate [Member] | + 15% [member] | ON BSCNO [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible increase in unobservable input assets	0.4022%
Badlar Privated Rate [Member] | + 15% [member] | ON PQCLO [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible increase in unobservable input assets	0.4197%
Badlar Privated Rate [Member] | + 15% [member] | ON TYCYO [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible increase in unobservable input assets	1.2418%
Badlar Privated Rate [Member] | + 15% [member] | ON WNCFO [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible increase in unobservable input assets	0.3958%
Badlar Privated Rate [Member] | + 15% [member] | ON WNCGO [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible increase in unobservable input assets	0.5137%
Badlar Privated Rate [Member] | + 15% [member] | ON WNCJO [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible increase in unobservable input assets	0.631%
Badlar Privated Rate [Member] | + 15% [member] | ON WNCKO [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible increase in unobservable input assets	0.8923%